FAMCO MLP & ENERGY INCOME FUND
A series of the Investment Managers Series Trust

Supplement Dated May 17, 2013
To the Summary Prospectus Dated April 1, 2013

The following is added to the section entitled “Principal Investment Strategies” in the Summary Prospectus:

In certain market environments, the Fund may, but is not required to, use various hedging techniques, such as the buying of selling of options and futures contracts, where appropriate, to seek to mitigate one or more risks associated with investments in MLPs and energy infrastructure assets including market risk and interest rate risk, which, among other factors, could adversely affect market valuations of specific securities or certain sectors of the energy MLP and energy infrastructure market place, or the Fund’s overall portfolio.

The following is added to the section entitled “Principal Risks of Investing” in the Summary Prospectus:

•
Derivatives Risk.  There are various risks associated with transactions in derivative instruments. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.  In addition, derivatives used by the Fund for hedging purposes may have an imperfect correlation to the assets held by the Fund and may not adequately protect against losses by, or may result in greater losses for, the Fund.

•
Leveraging Risk.  Certain transactions, including the use of derivatives, may give rise to a form of leverage.  To mitigate leveraging risk, the Fund’s custodian will segregate or identify liquid assets or otherwise cover the transactions that may give rise to such risk.

•
Hedging Risk.  It is not possible to hedge fully or perfectly against any risk.  While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge.  Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced or may be increased. There can be no assurance that the Fund’s hedging strategies will be effective or that hedging transactions will be available to the Fund. The Fund is not required to engage in hedging transactions at any given time or from time to time, even under volatile market environment and the Fund may choose not to do so from time to time.

Please file this Supplement with your records.

FAMCO MLP & ENERGY INCOME FUND
A series of the Investment Managers Series Trust

Supplement Dated May 17, 2013
To the Prospectus Dated April 1, 2013

The following is added to the section entitled “SUMMARY SECTION - Principal Investment Strategies” in the Prospectus:

In certain market environments, the Fund may, but is not required to, use various hedging techniques, such as the buying and selling of options and futures contracts, where appropriate, to seek to mitigate one or more risks associated with investments in MLPs and energy infrastructure assets including market risk and interest rate risk, which, among other factors, could adversely affect market valuations of specific securities or certain sectors of the energy MLP and energy infrastructure market place, or the Fund’s overall portfolio.

The following is added to the section entitled “SUMMARY SECTION - Principal Risks of Investing” in the Prospectus:

•
Derivatives Risk.  There are various risks associated with transactions in derivative instruments. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.  In addition, derivatives used by the Fund for hedging purposes may have an imperfect correlation to the assets held by the Fund and may not adequately protect against losses by, or may result in greater losses for, the Fund.

•
Leveraging Risk.  Certain transactions, including the use of derivatives, may give rise to a form of leverage.  To mitigate leveraging risk, the Fund’s custodian will segregate or identify liquid assets or otherwise cover the transactions that may give rise to such risk.

•
Hedging Risk.  It is not possible to hedge fully or perfectly against any risk.  While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge.  Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced or may be increased. There can be no assurance that the Fund’s hedging strategies will be effective or that hedging transactions will be available to the Fund. The Fund is not required to engage in hedging transactions at any given time or from time to time, even under volatile market environment and the Fund may choose not to do so from time to time.

The following is added to the section entitled “MORE ABOUT THE FUND’S INVESTMENT OBJECTIVES, STRATEGIES AND RISKS - PRINCIPAL INVESTMENT STRATEGIES” in the Prospectus:

Hedging Techniques
In certain market environments, the Fund may, but is not required to, use various hedging techniques, such as the buying and selling of options and futures contracts, where appropriate, to seek to mitigate one or more risks associated with investments in MLPs and energy infrastructure assets including market risk and interest rate risk, which, among other factors, could adversely affect market valuations of specific securities or certain sectors of the energy MLP and energy infrastructure market place, or the Fund’s overall portfolio. The Fund’s use of hedging techniques will be market driven and discretionary, based primarily upon the proprietary analytical methods and qualitative judgments of the Advisor.   Options and futures may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the Fund’s overall strategy. The Fund may invest in options and futures based on any type of security, index, or currency related to its investments, including options and futures traded on domestic and foreign exchanges and options not traded on any exchange. The Fund may engage in these kinds of transactions to an unlimited extent for hedging purposes.

The following is added to the section entitled “MORE ABOUT THE FUND’S INVESTMENT OBJECTIVES, STRATEGIES AND RISKS - PRINCIPAL RISKS OF INVESTING” in the Prospectus:

•	Derivatives Risk:
Derivatives have special risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, to the extent FAMCO MLP’s views as to certain market movements are incorrect, the risk that the use of the derivatives could result in losses greater than if they had not been used. Use of put and call options could result in losses to the Fund, force the purchase or sale, as the case may be, of written portfolio securities at inopportune times or for prices higher than (in the case of written put options) or lower than (in the case of written call options) current market values, or cause the Fund to hold a security it might otherwise sell. The use of futures and options transactions for hedging purposes entails certain special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related securities position of the Fund could create the possibility that losses on the hedging instrument are greater than gains in the value of the Fund’s position. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option thereon. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would purchases of options, in which case the exposure is limited to the cost of the initial premium. Because the amount of interest and/or principal payments which the issuer of indexed securities is obligated to make is linked to the prices of other securities, securities indexes, currencies, or other financial indicators, such payments may be significantly greater or less than payment obligations in respect of other types of debt securities. As a result, an investment in indexed securities may be considered speculative. Moreover, the performance of indexed securities depends to a great extent on the performance of, and may be more volatile than, the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Losses resulting from the use of derivatives will reduce the Fund’s net asset value, and possibly income, and the losses can be greater than if derivatives had not been used.

•	Leveraging Risk:
Certain transactions, including the use of derivatives, may give rise to a form of leverage.  To mitigate leveraging risk, the Fund’s custodian will segregate or identify liquid assets or otherwise cover the transactions that may give rise to such risk.  Leveraging may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so.  Leveraging may cause the Fund to be more volatile than if the Fund had not been leveraged.  This is because leveraging tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities.

•	Hedging Risk:

It is not possible to hedge fully or perfectly against any risk.  While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge.  Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced or may be increased. There can be no assurance that the Fund’s hedging strategies will be effective or that hedging transactions will be available to the Fund. The Fund is not required to engage in hedging transactions at any given time or from time to time, even under volatile market environment and the Fund may choose not to do so from time to time.

  Please file this Supplement with your records.